Warrant Derivative Liabilities (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Aug. 22, 2019	Mar. 31, 2019
Fair value of 1,000 March 17, 2017 warrants			$ 256
Fair value of 1,850 May 22, 2017 warrants			505
Fair value of 2,565 March 16, 2018 warrants			1,040
Fair value of 2,969 August 14, 2018 warrants			1,303
Fair value of 3,922 August 22, 2019 warrants		$ 1,576
Fair value of 1,379 November 11, 2019 warrants	543
Fair value of 5,882 January 27, 2020 warrants	2,232
Total	2,775		$ 3,104
Inception [Member]
Fair value of 1,000 March 17, 2017 warrants	4,609
Fair value of 1,850 May 22, 2017 warrants	7,772
Fair value of 2,565 March 16, 2018 warrants	3,023
Fair value of 2,969 August 14, 2018 warrants	2,892
Fair value of 3,922 August 22, 2019 warrants	1,576
Fair value of 1,379 November 11, 2019 warrants	1,107
Fair value of 5,882 January 27, 2020 warrants	$ 3,701